Stock-Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

Note 10 – Stock-Based Compensation

At December 31, 2014, the Company had three stock-based compensation plans: a stock option plan, a performance share stock plan which includes a cash award, and a restricted stock/unit plan. The table below shows total stock-based plan compensation expense, including the cash award, which was recognized in the consolidated statements of income (in thousands):

	2014	2013	2012
Stock-based compensation plan expense, net of related tax benefits	$8,130	$8,012	$7,396
Stock-based compensation plan related tax benefits	4,983	4,910	4,533

Under the option plan, the Company previously granted options to purchase shares of common stock, to key employees and outside directors. The last option grants were in 2006 and no future grants are anticipated. Each option has an exercise price equal to the market price of Company common stock on the date of grant and a maximum term of ten years.

The following tables summarize Company stock option plan activity and related information (thousands of options):

	2014		2013		2012
	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price
Outstanding at the beginning of the year	52	$27.57	125	$28.13	177	$27.28
Exercised during the year	(16)	24.31	(72)	28.44	(52)	25.25
Forfeited or expired during the year	—	—	(1)	33.07	—	—

Outstanding and exercisable at year end	36	$28.97	52	$27.57	125	$28.13

The intrinsic value of a stock option is the amount by which the market value of the underlying stock exceeds the exercise price of the option. The aggregate intrinsic value of outstanding and exercisable options, and options that were exercised, are presented in the table below (in thousands):

	2014	2013	2012
Outstanding and exercisable	$1,194	$1,473	$1,788
Exercised	451	1,402	928

	December 31, 2014	December 31, 2013	December 31, 2012
Market value of Southwest Gas stock	$61.81	$55.91	$42.41

The weighted-average remaining contractual life for outstanding options was one year for 2014. All outstanding options are fully vested and exercisable. The following table summarizes information about stock options outstanding at December 31, 2014 (thousands of options):

	Options Outstanding and Exercisable
Range of Exercise Price	Number outstanding	Weighted-average remaining contractual life	Weighted-average exercise price
$25.00 to $26.10	17	0.5 Years	$25.71
$29.08 to $33.07	19	1.5 Years	$31.83

The Company received $379,000 in cash from the exercise of options during 2014 and a corresponding tax benefit of $167,000 which was recorded in additional paid-in capital.

Under the performance share stock plan, the Company may issue performance shares to encourage key employees to remain in its employment and to achieve short-term and long-term performance goals. Plan participants are eligible to receive a cash bonus (i.e., short-term incentive) and performance shares (i.e., long-term incentive). The performance shares vest three years after grant (and are subject to a final adjustment as determined by the Board of Directors) and are then issued as common stock.

The Company awards restricted stock/units under the restricted stock/unit plan to attract, motivate, retain, and reward key employees with an incentive to attain high levels of individual performance and improved financial performance of the Company. The restricted stock/units vest 40% at the end of year one and 30% at the end of years two and three and are issued annually as common stock in accordance with the percentage vested. The restricted stock/unit plan was also established to attract, motivate, and retain experienced and knowledgeable independent directors. Vesting for grants of restricted stock/units to directors occurs immediately upon grant. The issuance of common stock for directors occurs when their service on the Board ends.

The following table summarizes the activity of the performance share stock and restricted stock/unit plans as of December 31, 2014 (thousands of shares):

	Performance Shares	Weighted- average grant date fair value	Restricted Stock/ Units	Weighted- average grant date fair value
Nonvested/unissued at beginning of year	323	$39.16	245	$38.00
Granted	77	53.73	83	53.73
Dividends	7		7
Forfeited or expired	—	—	—	—
Vested and issued*	(136)	36.23	(78)	40.87

Nonvested/unissued at December 31, 2014	271	$43.71	257	$41.22

*	Includes shares for retiree payouts and those converted for taxes.

The average grant date fair value of performance shares and restricted stock/units granted in 2013 and 2012 was $44.83 and $41.34, respectively.

As of December 31, 2014, total compensation cost related to nonvested performance shares and restricted stock/units not yet recognized is $2.9 million.